FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares, par value			$ 0.0001
Ordinary shares, authorized			405,462,685
Class A Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000
Ordinary shares, issued	91,459,708	57,303,093
Ordinary shares, outstanding	91,459,708	57,303,093
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	156,060,279	184,376,679
Ordinary shares, outstanding	156,060,279	184,376,679
Parent Company
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	156,060,279	184,376,679
Ordinary shares, outstanding	156,060,279	184,376,679
Parent Company | Class A Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000
Ordinary shares, issued	91,459,708	57,303,093
Ordinary shares, outstanding	91,459,708	57,303,093
Parent Company | Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001